Organization and Principal Activities (Details)			12 Months Ended
	Aug. 25, 2021	Apr. 13, 2021	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Equity interest percentage		100.00%	49.00%
Founder Energy Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Equity interest percentage	51.00%